Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash on Deposit with Subsidiary Bank	$ 3,752.7		$ 4,315.3		$ 2,818.0	$ 2,491.8
Securities	31,033.5		30,999.7
Buildings and Equipment	469.9		494.5
Other Assets	3,930.2		4,068.5
Total Assets	97,463.8		100,223.7		83,843.9
LIABILITIES
Senior Notes	2,405.8	[1],[2]	2,126.7	[1],[2]
Floating Rate Capital Debt	277.0		276.9
Other Liabilities	2,577.2		2,946.4
Total Liabilities	89,936.8		93,106.4
STOCKHOLDERS' EQUITY
Common Stock	408.6		408.6
Additional Paid-in Capital	1,012.7		977.5
Retained Earnings	6,702.7		6,302.3
Accumulated Other Comprehensive Loss	(283.0)		(345.6)		(305.3)	(361.6)
Treasury Stock	(314.0)		(225.5)
Total Stockholders' Equity	7,527.0		7,117.3		6,830.3
Total Liabilities and Stockholders' Equity	97,463.8		100,223.7
Parent Company
ASSETS
Cash on Deposit with Subsidiary Bank	6.5		6.5		6.8	6.5
Time Deposits with Subsidiary Banks	1,691.4		1,269.2
Securities	4.9		97.1
Buildings and Equipment	3.4		3.4
Other Assets	377.7		375.5
Total Assets	10,492.1		9,834.9
LIABILITIES
Senior Notes	2,405.8		2,126.7
Floating Rate Capital Debt	277.0		276.9
Other Liabilities	282.3		314.0
Total Liabilities	2,965.1		2,717.6
STOCKHOLDERS' EQUITY
Common Stock	408.6		408.6
Additional Paid-in Capital	1,012.7		977.5
Retained Earnings	6,702.7		6,302.3
Accumulated Other Comprehensive Loss	(283.0)		(345.6)
Treasury Stock	(314.0)		(225.5)
Total Stockholders' Equity	7,527.0		7,117.3
Total Liabilities and Stockholders' Equity	10,492.1		9,834.9
Parent Company | Banks Industry
ASSETS
Advances to Wholly-Owned Subsidiaries	1,035.0		1,035.0
Investments in Wholly-Owned Subsidiaries	7,225.6		6,890.6
Parent Company | Nonbank Subsidiaries
ASSETS
Advances to Wholly-Owned Subsidiaries	5.0		5.0
Investments in Wholly-Owned Subsidiaries	$ 142.6		$ 152.6

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.